QUARTELY DARA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$9,265	$9,451	$9,584	$9,520	$9,732	$9,876	$10,058	$10,209

Interest expense	2,638	2,815	2,932	2,992	3,158	3,357	3,530	3,779

Net interest and dividend income	6,627	6,636	6,652	6,528	6,574	6,519	6,528	6,430

Provision for loan losses	948	210	190	210	210	270	252	170

Net interest and dividend income after provision for loan losses	5,679	6,426	6,462	6,318	6,364	6,249	6,276	6,260

Noninterest income	2,885	2,697	2,896	2,649	2,610	2,525	2,937	2,613

Noninterest expenses	7,522	8,047	8,310	8,713	7,542	7,674	8,165	8,137

Income before income taxes	1,042	1,076	1,048	254	1,432	1,100	1,048	736

Income tax provision	281	336	341	45	473	262	335	243

Net income	$761	$740	$707	$209	$959	$838	$713	$493

Earnings per common share (1):
Basic	$0.08	$0.07	$0.07	$0.02	$0.09	$0.08	$0.07	$0.05
Diluted	$0.08	$0.07	$0.07	$0.02	$0.09	$0.08	$0.07	$0.05

Quarterly per share data may not add to annual data due to rounding
(1) For the year ended December 31, 2010, quarterly earnings per share has been restated to reflect that on January 12, 2011, each outstanding share was converted to 0.8981 shares of company common stock in connection with the Conversion.